Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Cash Distributions
The following cash distributions were declared in the six months ended June 30, 2025:

Relevant period	Declaration date	Amount per share (in $)	Payment date
December 2024	January 7, 2025	0.005	February 5, 2025
January 2025	February 10, 2025	0.005	March 5, 2025
February 2025	March 6, 2025	0.005	April 22, 2025
March 2025	April 3, 2025	0.04	May 2, 2025
April 2025	May 7, 2025	0.025	June 3, 2025
May 2025	June 5, 2025	0.03	July 3, 2025